Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

23. Related party transactions

Transactions with employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2009, 2010 and 2011 were as follows:

	For the years ended December 31,
	2009	2010	2011
Sales	$16,202,838	$10,638,174	$11,969,028
Accounts receivable	1,011,897	142,238	928,078

These sales represented 5.6%, 3.6% and 3.3% of the total gross revenues in 2009, 2010 and 2011, respectively.